Commitments and Contingent Liabilities (Details)			1 Months Ended					12 Months Ended
	Mar. 11, 2019	Dec. 15, 2011	Jan. 19, 2020	Jan. 19, 2019	Sep. 30, 2012 USD ($) $ / shares	Sep. 30, 2012 EUR (€) € / shares	Oct. 31, 2010	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Payments of royalties authority								$ 0		$ 10,067	$ 2,091
Net of royalties								1,988,119
Research and development								783,665		$ 926,697	987,444
Accrued interest								1,300,000
Exchange rate, description										As of December 31, 2020, the aggregate contingent liability to the Israeli Ministry of National Infrastructures, Energy and Water Resources amounted to NIS 576,773 ($185,458 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021).
Accrued royalties								$ 76,216
Royalties description								the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,000	the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,000
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Aggregate consideration amounts								$ 180,000
Digiflex [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Research and development								2,200,000		$ 2,200,000
Repayment of research and development efforts								1,100,000
Contingent liability								$ 1,000,000
Other commitments, description								approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,617 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease was mutually ended on March 15, 2020. Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 ($1,608 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021). This lease agreement expires on March 14, 2023	approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,617 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease was mutually ended on March 15, 2020. Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 ($1,608 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021). This lease agreement expires on March 14, 2023
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payment of royalties authority rate								3.00%	3.00%
Israeli Ministry of National Infrastructures [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Exchange rate, description		Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.
Accrued royalties								$ 814		384	1,203
I.T.S Industrial Technologic Ltd [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description	the Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019. The remaining liability was recorded within the Trade payables as of December 31, 2019 and was fully paid by the Company during 2020.
Yaskawa Europe Technology Ltd [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description			As such, the liability is still recorded as a provision for legal claims within the accrued expenses and other current liabilities as of December 31, 2021.
Convertible Bridge Financing Agreement [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Exchange rate, description							In October 2010, the Company entered into a Convertible Bridge Financing Agreement with Israel Electric Corporation (“IEC”) and, as part of the agreement, the Company committed to pay IEC royalties equal to 2% of the total net sales of the Company’s products and service revenues from the product developed and manufactured through this agreement, up to a cap of NIS 8,000,000 ($2,572,347 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021).
Accrued royalties								7,708		12,991	6,791
Know How License Agreement [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payments of royalties authority					$ 28	€ 25		$ 2,272	€ 2,000
Exchange rate price | (per share)					$ 1	€ 0.88		$ 1	€ 0.88
Royalty expenses								$ 2,272		$ 2,453	$ 2,247
Nano Size [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Aggregate amount								$ 1,445,622
Other commitments, description								The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,493 ($4,982 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021).	The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,493 ($4,982 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021).
Lease expiration date								Jun. 30, 2022	Jun. 30, 2022
Financial Management Ltd [Member] | Eshed Consulting [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description				the Company settled this claim for a total of NIS 179,006 ($57,558 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) including Value Added Tax (“VAT”) but failed to pay such settlement due to financial difficulties.